American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2023

Select Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Automobiles — 2.8%
Tesla, Inc.(1)	621,100	107,586,942
Beverages — 2.8%
Constellation Brands, Inc., Class A	290,400	67,233,408
Diageo PLC	917,900	40,136,160
		107,369,568
Biotechnology — 5.7%
Biogen, Inc.(1)	216,400	62,950,760
Regeneron Pharmaceuticals, Inc.(1)	108,200	82,066,454
Vertex Pharmaceuticals, Inc.(1)	216,200	69,854,220
		214,871,434
Capital Markets — 1.5%
MSCI, Inc.	94,100	50,019,796
S&P Global, Inc.	18,800	7,048,872
		57,068,668
Energy Equipment and Services — 1.2%
ChampionX Corp.	1,428,688	47,175,278
Entertainment — 1.6%
Electronic Arts, Inc.	184,800	23,780,064
Walt Disney Co.(1)	337,300	36,593,677
		60,373,741
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	166,300	37,149,757
Equinix, Inc.	36,400	26,867,932
		64,017,689
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	130,200	66,550,428
Health Care Equipment and Supplies — 1.1%
GE Healthcare, Inc.(1)	188,600	13,111,472
Penumbra, Inc.(1)	107,900	27,019,239
		40,130,711
Health Care Providers and Services — 4.0%
UnitedHealth Group, Inc.	299,200	149,357,648
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(1)	339,900	37,766,289
Insurance — 0.4%
Progressive Corp.	125,000	17,043,750
Interactive Media and Services — 9.3%
Alphabet, Inc., Class A(1)	1,656,400	163,718,576
Alphabet, Inc., Class C(1)	1,600,000	159,792,000
Meta Platforms, Inc., Class A(1)	185,400	27,619,038
		351,129,614
Internet and Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	2,126,000	219,254,380
IT Services — 8.4%
Mastercard, Inc., Class A	501,900	186,004,140
PayPal Holdings, Inc.(1)	358,500	29,214,165
Visa, Inc., Class A	445,100	102,466,471
		317,684,776

Life Sciences Tools and Services — 1.9%
Danaher Corp.	264,700	69,981,386
Machinery — 3.7%
FANUC Corp.	153,200	27,068,840
Graco, Inc.	906,600	61,938,912
Otis Worldwide Corp.	620,500	51,023,715
		140,031,467
Oil, Gas and Consumable Fuels — 0.7%
Sitio Royalties Corp., Class A	999,900	26,567,343
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	64,200	17,788,536
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	859,100	62,413,615
Professional Services — 0.4%
Verisk Analytics, Inc.	90,800	16,506,532
Road and Rail — 0.5%
Canadian Pacific Railway Ltd.	232,000	18,311,706
Semiconductors and Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)	252,100	18,945,315
Analog Devices, Inc.	501,400	85,975,058
KLA Corp.	97,500	38,266,800
NVIDIA Corp.	497,100	97,118,427
Texas Instruments, Inc.	380,100	67,357,521
		307,663,121
Software — 10.4%
Adobe, Inc.(1)	104,200	38,589,428
Atlassian Corp., Class A(1)	191,500	30,950,230
Crowdstrike Holdings, Inc., Class A(1)	126,000	13,343,400
Microsoft Corp.	1,070,000	265,156,700
Roper Technologies, Inc.	26,000	11,095,500
Salesforce, Inc.(1)	118,300	19,870,851
Zscaler, Inc.(1)	95,500	11,857,280
		390,863,389
Specialty Retail — 5.9%
Home Depot, Inc.	230,700	74,786,019
Lowe's Cos., Inc.	364,500	75,907,125
TJX Cos., Inc.	151,500	12,401,790
Tractor Supply Co.	261,200	59,550,988
		222,645,922
Technology Hardware, Storage and Peripherals — 14.3%
Apple, Inc.	3,741,200	539,817,748
Textiles, Apparel and Luxury Goods — 1.7%
NIKE, Inc., Class B	498,200	63,435,806
TOTAL COMMON STOCKS (Cost $1,607,325,691)		3,733,407,487
CONVERTIBLE BONDS — 0.5%
Biotechnology — 0.3%
Ascendis Pharma A/S, 2.25%, 4/1/28(2)	10,437,000	10,906,665
IT Services — 0.2%
Block, Inc., 0.50%, 5/15/23	5,601,000	6,428,548
TOTAL CONVERTIBLE BONDS (Cost $15,992,424)		17,335,213
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,989	27,989

Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $5,353,166), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $5,247,856)	5,247,241
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/26, valued at $16,895,331), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $16,565,969)	16,564,000
21,811,241
TOTAL SHORT-TERM INVESTMENTS (Cost $21,839,230)	21,839,230
TOTAL INVESTMENT SECURITIES—100.0% (Cost $1,645,157,345)	3,772,581,930
OTHER ASSETS AND LIABILITIES†	648,081
TOTAL NET ASSETS — 100.0%	$3,773,230,011

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	719,432	USD	538,871	Goldman Sachs & Co.	3/31/23	$2,064
USD	12,258,397	CAD	16,759,680	Goldman Sachs & Co.	3/31/23	(343,048)
USD	504,927	CAD	680,456	Goldman Sachs & Co.	3/31/23	(6,701)
						$(347,685)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,906,665, which represented 0.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,647,890,781	$85,516,706	—
Convertible Bonds	—	17,335,213	—
Short-Term Investments	27,989	21,811,241	—
	$3,647,918,770	$124,663,160	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,064	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$349,749	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.